Investment Portfolioas of December 31, 2023 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 97.5%
Communication Services 0.7%
Diversified Telecommunication Services
Iridium Communications, Inc.	48,100	1,979,796
Consumer Discretionary 11.9%
Automobile Components 1.2%
Fox Factory Holding Corp.*	50,481	3,406,458
Diversified Consumer Services 2.0%
Stride, Inc.*	95,212	5,652,736
Hotels, Restaurants & Leisure 1.9%
Hilton Grand Vacations, Inc.*	61,520	2,471,874
Jack in the Box, Inc.	35,391	2,888,967
		5,360,841
Household Durables 3.7%
Helen of Troy Ltd.*	16,016	1,934,893
iRobot Corp.*	10,807	418,231
LGI Homes, Inc.*	16,438	2,188,884
TopBuild Corp.*	16,427	6,147,969
		10,689,977
Leisure Products 1.5%
YETI Holdings, Inc.*	85,422	4,423,151
Specialty Retail 1.6%
Burlington Stores, Inc.*	6,261	1,217,639
Camping World Holdings, Inc. “A”	132,768	3,486,488
		4,704,127
Consumer Staples 4.0%
Consumer Staples Distribution & Retail 2.6%
Casey's General Stores, Inc.	26,694	7,333,910
Household Products 1.4%
Church & Dwight Co., Inc.	32,867	3,107,903
Spectrum Brands Holdings, Inc.	12,226	975,268
		4,083,171
Energy 3.9%
Energy Equipment & Services 0.3%
Liberty Energy, Inc.	52,561	953,457
Oil, Gas & Consumable Fuels 3.6%
Crescent Energy Co. “A” (a)	98,107	1,295,993
Kosmos Energy Ltd.*	309,000	2,073,390
Matador Resources Co.	55,500	3,155,730

Ovintiv, Inc.	52,500	2,305,800
Southwestern Energy Co.*	237,978	1,558,756
		10,389,669
Financials 7.0%
Banks 2.0%
Live Oak Bancshares, Inc.	54,736	2,490,488
SouthState Corp.	15,630	1,319,954
Synovus Financial Corp.	50,875	1,915,444
		5,725,886
Capital Markets 3.0%
Affiliated Managers Group, Inc.	15,215	2,303,855
Moelis & Co. “A”	83,995	4,714,639
Raymond James Financial, Inc.	13,365	1,490,198
		8,508,692
Financial Services 0.5%
WEX, Inc.*	7,244	1,409,320
Insurance 1.5%
Kinsale Capital Group, Inc.	13,000	4,353,830
Health Care 21.2%
Biotechnology 6.0%
Apellis Pharmaceuticals, Inc.*	26,776	1,602,811
Arrowhead Pharmaceuticals, Inc.*	43,058	1,317,575
Beam Therapeutics, Inc.* (a)	14,653	398,855
Biohaven Ltd.*	9,843	421,280
Blueprint Medicines Corp.*	28,334	2,613,528
Catalyst Pharmaceuticals, Inc.*	42,200	709,382
Halozyme Therapeutics, Inc.*	30,500	1,127,280
Insmed, Inc.*	50,440	1,563,136
Kiniksa Pharmaceuticals Ltd. “A”*	52,406	919,201
Neurocrine Biosciences, Inc.*	23,378	3,080,285
Travere Therapeutics, Inc.*	111,387	1,001,369
Ultragenyx Pharmaceutical, Inc.*	24,052	1,150,167
Vaxcyte, Inc.*	21,900	1,375,320
		17,280,189
Health Care Equipment & Supplies 3.8%
Alphatec Holdings, Inc.*	40,468	611,472
Axonics, Inc.*	34,301	2,134,551
Globus Medical, Inc. “A”*	20,338	1,083,812
Haemonetics Corp.*	13,754	1,176,105
Inari Medical, Inc.*	15,300	993,276
Masimo Corp.*	8,964	1,050,670
Merit Medical Systems, Inc.*	28,100	2,134,476
Omnicell, Inc.*	17,300	650,999
Shockwave Medical, Inc.*	2,500	476,400
STAAR Surgical Co.*	22,951	716,301
		11,028,062
Health Care Providers & Services 8.5%
AMN Healthcare Services, Inc.*	73,870	5,531,386
HealthEquity, Inc.*	38,037	2,521,853
ModivCare, Inc.*	17,978	790,852
Molina Healthcare, Inc.*	12,660	4,574,185
Option Care Health, Inc.*	116,897	3,938,260

Privia Health Group, Inc.*	53,100	1,222,893
RadNet, Inc.*	165,276	5,746,646
		24,326,075
Life Sciences Tools & Services 0.2%
OmniAb, Inc.*	93,870	579,178
Pharmaceuticals 2.7%
Arvinas, Inc.*	16,500	679,140
Intra-Cellular Therapies, Inc.*	42,700	3,058,174
Ligand Pharmaceuticals, Inc.*	19,157	1,368,193
Pacira BioSciences, Inc.*	76,241	2,572,371
		7,677,878
Industrials 21.5%
Aerospace & Defense 2.3%
Ducommun, Inc.*	129,533	6,743,488
Building Products 5.1%
Builders FirstSource, Inc.*	60,077	10,029,255
Masonite International Corp.*	54,779	4,637,590
		14,666,845
Commercial Services & Supplies 4.3%
MSA Safety, Inc.	17,173	2,899,318
Tetra Tech, Inc.	21,639	3,612,198
The Brink's Co.	66,738	5,869,607
		12,381,123
Construction & Engineering 0.3%
MasTec, Inc.*	11,769	891,149
Electrical Equipment 1.2%
Allient, Inc.	32,014	967,143
Atkore, Inc.*	5,094	815,040
Thermon Group Holdings, Inc.*	51,271	1,669,896
		3,452,079
Professional Services 3.7%
Kforce, Inc.	63,149	4,266,346
Maximus, Inc.	74,339	6,234,069
		10,500,415
Trading Companies & Distributors 4.6%
H&E Equipment Services, Inc.	82,334	4,307,715
Rush Enterprises, Inc. “A”	138,339	6,958,451
Titan Machinery, Inc.*	64,268	1,856,060
		13,122,226
Information Technology 20.3%
Communications Equipment 0.9%
Calix, Inc.*	56,297	2,459,616
Electronic Equipment, Instruments & Components 2.2%
Advanced Energy Industries, Inc.	42,567	4,636,397
Fabrinet*	8,700	1,655,871
		6,292,268
Semiconductors & Semiconductor Equipment 4.6%
FormFactor, Inc.*	49,487	2,064,103
Impinj, Inc.*	15,908	1,432,197

Power Integrations, Inc.	36,913	3,030,927
Semtech Corp.*	54,007	1,183,293
SiTime Corp.*	26,313	3,212,291
Ultra Clean Holdings, Inc.*	67,108	2,291,067
		13,213,878
Software 12.1%
Agilysys, Inc.*	84,885	7,199,946
Aspen Technology, Inc.*	8,375	1,843,756
CoreCard Corp.*	21,055	291,191
Envestnet, Inc.*	57,666	2,855,620
Five9, Inc.*	14,531	1,143,444
Rapid7, Inc.*	35,548	2,029,791
SPS Commerce, Inc.*	24,940	4,834,370
Tenable Holdings, Inc.*	74,926	3,451,092
Tyler Technologies, Inc.*	3,652	1,526,974
Varonis Systems, Inc.*	166,598	7,543,557
Workiva, Inc.*	21,160	2,148,375
		34,868,116
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.*	5,000	1,421,300
Materials 4.0%
Construction Materials 1.9%
Eagle Materials, Inc.	27,252	5,527,796
Metals & Mining 2.1%
Arch Resources, Inc.	13,900	2,306,566
Cleveland-Cliffs, Inc.*	187,380	3,826,299
		6,132,865
Real Estate 2.5%
Diversified REITs 1.0%
Essential Properties Realty Trust, Inc.	112,841	2,884,216
Industrial REITs 0.8%
EastGroup Properties, Inc.	12,220	2,242,859
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	77,435	1,959,105
Utilities 0.5%
Water Utilities
American States Water Co.	17,400	1,399,308
Total Common Stocks (Cost $192,036,256)		280,025,055

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,265	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,265	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (d) (e) (Cost $67,972)	67,972	67,972

Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 5.38% (d) (Cost $7,327,520)	7,327,520	7,327,520

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $199,431,748)	100.1	287,420,547
Other Assets and Liabilities, Net	(0.1)	(364,072)
Net Assets	100.0	287,056,475
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (d) (e)
1,569,150	—	1,501,178 (f)	—	—	655	—	67,972	67,972
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 5.38% (d)
10,953,236	3,301,496	6,927,212	—	—	117,709	—	7,327,520	7,327,520
12,522,386	3,301,496	8,428,390	—	—	118,364	—	7,395,492	7,395,492

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $63,005, which is 0.0% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$280,025,055	$—	$—	$280,025,055
Other Investments	—	—	0	0
Short-Term Investments (a)	7,395,492	—	—	7,395,492
Total	$287,420,547	$—	$0	$287,420,547

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
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